SEGMENT INFORMATION (Details 3) - USD ($) $ in Thousands	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets by operating segment
Total Assets	$ 1,707,119	$ 1,725,264	$ 1,707,285	$ 527,327
Payments
Assets by operating segment
Total Assets	478,065	495,646	464,463	$ 527,327
Gaming Operations Member
Assets by operating segment
Total Assets	$ 1,229,054	$ 1,229,618	$ 1,242,822